Inventories (Tables)	12 Months Ended
Dec. 31, 2023
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Summary of Inventories

Million US dollar	31 December 2023	31 December 2022

Prepayments	120	87
Raw materials and consumables	3 207	3 851
Work in progress	588	529
Finished goods	1 434	1 837
Goods purchased for resale	234	308
Inventories	5 583	6 612

Inventories other than work in progress
Inventories stated at net realizable value	323	395